Trade payables and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Trade Payables and Other Current Liabilities

	At December 31,
	2015	2016	2017
	(in thousands)
Trade payables	$9,498	$18,358	$13,023
Other current liabilities:
Employees and social debts	3,254	3,283	3,720
Others	1,350	1,132	1,418
Total other current liabilities	$4,604	$4,415	$5,138
Deferred revenue	$1,222	$335	$740